Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Details of Provisions

	As of January 1, 2024		Additions	Amounts used during the period	Reversals	OCI	As of December 31, 2024
	$ in thousands
Retirement indemnities	2,200	-	243	-	(1,200)	(129)	1,115
Employee litigation and severance	242	-	-	(11)	(39)	(12)	180
Commercial litigation	588	-	-	-	-	(35)	553
Provision for tax litigation	628	-	-	(615)	-	(13)	-
Other provision for charges	281	-	26	(184)	(18)	(10)	95
Total	3,940	-	269	(810)	(1,258)	(199)	1,942
Non-current provisions	2,200	-	243	-	(1,200)	(129)	1,115
Current provisions	1,740	-	26	(810)	(57)	(70)	828

	As of January 1, 2025	Additions	Amounts used during the period	Reversals	OCI	As of December 31, 2025
	$ in thousands
Retirement indemnities	1,115	152	-	-	63	1,329
Employee litigation and severance	180	257	(70)	(36)	30	360
Commercial litigation	553	-	-	-	72	625
Other provision for charges	95	72	-	-	15	183
Total	1,942	481	(70)	(36)	180	2,498
Non-current provisions	1,115	152	-	-	63	1,329
Current provisions	828	330	(70)	(36)	117	1,169

Schedule of Estimation of Retirement Indemnity to Employee

As part of the estimation of our obligations, the following assumptions were used for all categories of employees:

	2023	2024	2025
% social security contributions	47.13%	47.13%	47.13%
Salary increases	2.50%	2.50%	2.50%
Discount rate	3.53%	3.44%	3.81%
Retirement age	66 years old	66 years old	66 years old

Summary of Net Defined Benefit Liability and Components

The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2023	(2,390)
Current service cost	(237)
Interest cost	(90)
Benefit paid	-
Actuarial gains and losses	597
Reclassification/CTA	(80)
As of December 31, 2023	(2,200)
Current service cost	(167)
Past service cost	1,200
Interest cost	(76)
Benefit paid	-
Actuarial gains and losses	129
Reclassification/CTA	-
As of December 31, 2024	(1,115)
Current service cost	(110)
Interest cost	(42)
Benefit paid	-
Actuarial gains and losses	86
Foreign exchange differences	(149)
As of December 31, 2025	(1,329)